Leases - Components of lease cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease cost	$ 296,466	$ 218,886
Finance lease cost	148,537	62,453
Total lease cost	$ 445,003	$ 281,339
Operating leases, Weighted-average remaining lease term (in years)	4 years 3 months 10 days	5 years
Operating leases, Weighted-average discount rate	4.22%	4.38%
Operating leases, cash paid for amounts included in the measurement of operating lease liabilities	$ 328,496	$ 218,886